Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
11 .	Income Taxes

At December 31, 2015, we have a consolidated federal net operating loss (“NOL”) carryforward of approximately $67.2 million, available to offset against future taxable income which expires in varying amounts in 2019 through 2035. Additionally, we have approximately $894,000 in research and development (“R&D”) tax credits that expire in 2022 through 2035 unless utilized earlier. No income taxes have been paid to date. Section 382 of the Internal Revenue Code contains provisions that may limit our utilization of our NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may occur in future periods.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities included the following at December 31, 2015 and 2014:

	2015	2014
Deferred tax assets:
Net operating loss carryforward	$23,822,431	$22,806,391
Research and development tax credit carryforward	893,797	825,896
Stock-based compensation expense	2,419,892	2,396,805
Total deferred tax assets	27,136,120	26,029,092

Deferred tax liabilities
Depreciation	(5,086)	(7,149)
Total deferred tax liabilities	(5,086)	(7,149)

Net deferred tax assets	27,131,034	26,021,943
Valuation allowance	(27,131,034)	(26,021,943)
	$-0-	$-0-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future.
A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	2015	2014	2013
U.S. federal statutory rate applied to pretax loss	$(936,936)	$(906,830)	$(776,881)
Permanent differences	2,914	1,734	3,138
Research and development credits	67,901	26,648	14,047
Change in valuation allowance	866,121	878,448	759,696
Reported income tax expense	$-0-	$-0-	$-0-